Equity Method Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007 Nanjing Qingda Yongxin Culture Media Co, Ltd	Jun. 30, 2013 Foshan Nanhai Guokai Digital TV Technology Co, Ltd	Jul. 31, 2007 Foshan Nanhai Guokai Digital TV Technology Co, Ltd Seat	May 31, 2010 3DiJoy Corp	Dec. 31, 2012 3DiJoy Corp	Jun. 30, 2010 Guangzhou Rujia Network Technology Co, Ltd	Feb. 29, 2012 Beijing Shibo Movie Technology Co., Ltd.	Sep. 30, 2013 Beijing Shibo Movie Technology Co., Ltd.	Mar. 31, 2012 Beijing Xinghe Union Media Co., Ltd.	Sep. 30, 2013 Beijing Xinghe Union Media Co., Ltd.	Mar. 31, 2007 Jiangsu Qingda Technology Co, Ltd Nanjing Qingda Yongxin Culture Media Co, Ltd	Jul. 31, 2007 Japanese Multinational Company Foshan Nanhai Guokai Digital TV Technology Co, Ltd
Schedule of Equity Method Investments [Line Items]
Controlled seats of Board of Directors						3
Total seats of Board of Directors						5
Approval required for appointment and dismissal of general manager and vice general manager						Two-thirds of directors' approval
Amount received on dissolution of equity method investment					$ 355
Equity interest in joint venture				40.00%		51.00%	24.00%		34.45%	50.00%	50.00%	50.00%	50.00%	60.00%	49.00%
Purchase of equity method investment		1,588		103		296	6,000		2,500	794		794		155
Impairment loss on equity method investments		$ 4,487						$ 4,487